Note 4 - Fair Value of Below Market Time Charters Acquired	9 Months Ended
Sep. 30, 2020
Notes to Financial Statements
Below Market Time Charters Acquired [Text Block]
4.
Fair Value of Below Market Time Charters Acquired

Details of the Company's fair value of below market acquired time charters are discussed in Note
6
of the Company's consolidated financial statements for the year ended
December 31, 2019,
included in the
2019
Annual Report.

For the
nine
-month period ended
September 30, 2020,
the amortization of fair value of the below market acquired time charters was
$1,473,731
and is included under “Time charter revenue” in the unaudited condensed consolidated statement of operations.

The unamortized balance of this intangible liability as of
September 30, 2020
of
$240,639
is expected to be amortized within
2020.